UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	¥ 10,010	$ 1,380	¥ 6,063
Operating costs and expenses:
Hotel operating costs	6,732	929	5,785
Other operating costs	17	2	26
Selling and marketing expenses	457	63	264
General and administrative expenses	902	124	830
Pre-opening expenses	21	3	57
Total operating costs and expenses	8,129	1,121	6,962
Other operating income, net	168	22	199
(Loss) income from operations	2,049	281	(700)
Interest income	101	14	37
Interest expense	224	31	199
Other income, net	546	75	88
Losses from fair value changes of equity securities, net	(6)	(1)	(186)
Foreign exchange (loss) gain, net	99	15	(463)
(Loss) income before income taxes	2,565	353	(1,423)
Income tax (benefit) expense	502	69	(430)
Loss from equity method investments	(27)	(4)	(19)
Net (loss) income	2,036	280	(1,012)
Less: net (loss) income attributable to noncontrolling interest	31	4	(32)
Net (loss) income attributable to H World Group Limited	2,005	276	(980)
Other comprehensive (loss) income
(Loss) gain arising from defined benefit plan, net of tax of RMB0 and nil for the six months ended June 30, 2022 and 2023, respectively | ¥			0
Gains from fair value changes of debt securities, net of tax of nil and RMB 7 for the six months endedJune 30, 2022 and 2023, respectively	20	3
Foreign currency translation adjustments, net of tax of nil for the six months ended June 30, 2022 and 2023, respectively	222	31	22
Comprehensive (loss) income	2,278	314	(990)
Less: comprehensive (loss) income attributable to the noncontrolling interest	31	4	(32)
Comprehensive (loss) income attributable to H World Group Limited	¥ 2,247	$ 310	¥ (958)
(Losses) Earnings per share:
Basic | (per share)	¥ 0.63	$ 0.09	¥ (0.31)
Diluted | (per share)	¥ 0.62	$ 0.09	¥ (0.31)
Weighted average number of shares used in computation:
Basic (in shares)	3,180,817,047	3,180,817,047	3,113,771,581
Diluted (in shares)	3,349,256,828	3,349,256,828	3,113,771,581
Leased and owned hotels
Revenues:
Total revenues	¥ 6,466	$ 892	¥ 4,003
Manachised and franchised hotels
Revenues:
Total revenues	3,410	470	1,934
Others
Revenues:
Total revenues	¥ 134	$ 18	¥ 126